Loans - Evaluation of Loans For Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	$ 146,390	$ 169,684
Collectively evaluated	3,468,335	3,879,773
Commercial loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	9,686	13,607
Collectively evaluated	459,910	595,013
Commercial real estate loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	21,893	38,019
Collectively evaluated	588,614	640,957
Consumer loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	1,746	1,882
Collectively evaluated	196,343	225,939
Residential mortgage loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	113,065	116,176
Collectively evaluated	$ 2,223,468	$ 2,417,864